CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net Income	1,894	1,456	1,632
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investments in foreign operations	383	(129)	137
Change in fair value of net investment hedges	(239)	44	(73)
Change in fair value of cash flow hedges	71	48	(212)
Reclassification to Net Income of gains and losses on cash flow hedges	41	138	147
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	67	(73)	(89)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	23	22	10
Other Comprehensive Income/(Loss) on equity investments	234	(70)	(91)
Other Comprehensive Income/(Loss) (Note 21)	580	(20)	(171)
Comprehensive Income	2,474	1,436	1,461
Comprehensive Income Attributable to Non-Controlling Interests	171	75	142
Comprehensive Income Attributable to Controlling Interests	2,303	1,361	1,319
Preferred Share Dividends	20	22	22
Comprehensive Income Attributable to Common Shares	2,283	1,339	1,297